Note 2 - Summary of Significant Accounting Policies (Tables) - Archimedes Tech SPAC Partners II Co [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the Three Months Ended		For the Three Months Ended
	March 31, 2026		March 31, 2025
		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable
Basic net income per share:
Numerator:
Allocation of net income	$1,325,126	$379,677	$782,843	$376,380
Denominator:
Basic weighted-average shares outstanding	23,000,000	6,590,000	12,146,067	5,839,663
Basic net income per ordinary share	$0.06	$0.06	$0.06	$0.06

	For the Three Months Ended		For the Three Months Ended
	March 31, 2026		March 31, 2025
		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable
Diluted net income per share:
Numerator:
Allocation of net income	$1,325,126	$379,677	$767,735	$391,488
Denominator:
Diluted weighted-average shares outstanding	23,000,000	6,590,000	12,146,067	6,193,596
Diluted net income per ordinary share	$0.06	$0.06	$0.06	$0.06

			For the Period from
			June 7,
			2024 (Inception)
	For the Year Ended		Through
	December 31,		December 31,
	2025		2024
		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss)	$6,071,015	$1,915,723	$—	$(78,700)
Denominator:
Basic weighted-average shares outstanding	20,290,411	6,402,685	—	5,000,000
Basic net income (loss) per ordinary share	$0.30	$0.30	$—	$(0.02)

			For the Period from
			June 7,
			2024 (Inception)
	For the Year Ended		Through
	December 31,		December 31,
	2025		2024
		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable
Diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$6,051,450	$1,935,288	$—	$(78,700)
Denominator:
Diluted weighted-average shares outstanding	20,290,411	6,488,986	—	5,000,000
Diluted net income (loss) per ordinary share	$0.30	$0.30	$—	$(0.02)

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]

February 12,
2025

Implied ordinary share price	$9.93
Exercise price	$11.50
Simulation term (years)	6.5
Risk-free rate (continuous)	4.49%
Selected volatility	3.0%
Calculated value per warrant	$0.15
Probability of de-SPAC and market adjustment	11.0%

February 12,
2025
Implied ordinary share price	$9.93
Exercise price	$11.50
Simulation term (years)	6.5
Risk-free rate (continuous)	4.49%
Selected volatility	3.0%
Calculated value per warrant	$0.15
Probability of de-SPAC and market adjustment	11.0%

Temporary Equity [Table Text Block]

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(1,725,000)
Ordinary shares issuance costs	(13,058,326)
Plus:
Accretion of carrying value to redemption value	24,644,295
Ordinary shares subject to possible redemption, December 31, 2025	$239,860,969
Plus:
Accretion of carrying value to redemption value	2,141,962
Ordinary shares subject to possible redemption, March 31, 2026	$242,002,931

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(1,725,000)
Ordinary shares issuance costs	(13,058,326)
Plus:
Accretion of carrying value to redemption value	24,644,295
Ordinary shares subject to possible redemption, December 31, 2025	$239,860,969